Fair value estimation - Contingent consideration (Details) - Contingent consideration - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value estimation
Balance at the beginning	£ 76	£ 70
Exchange differences	(1)	(3)
Acquisitions	31	41
Payments	(25)	(28)
Unused amount reversed	(7)
Revaluation of put option through equity	1	(4)
Balance at the end	£ 75	£ 76